LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.47%
INVESTMENT COMPANIES–96.47%
Equity Fund–38.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,500,484	$33,853,916
		33,853,916
International Equity Funds–57.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	514,772	8,400,563
LVIP Franklin Templeton Multi-Factor International Equity Fund	786,772	8,319,328
LVIP Loomis Sayles Global Growth Fund	1,984,166	33,304,233
		50,024,124
Total Affiliated Investments (Cost $50,720,565)		83,878,040

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.23%
INVESTMENT COMPANY–3.23%
Money Market Fund–3.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	2,806,575	$2,806,575
Total Unaffiliated Investment (Cost $2,806,575)		2,806,575

TOTAL INVESTMENTS–99.70% (Cost $53,527,140)	86,684,615
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	264,231
NET ASSETS APPLICABLE TO 5,560,304 SHARES OUTSTANDING–100.00%	$86,948,846

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	CME British Pound Currency Futures	$165,325	$167,437	6/15/26	$—	$(2,112)
2	CME Euro Foreign Exchange Currency Futures	289,637	290,497	6/15/26	—	(860)
3	CME Japanese Yen Currency Futures	237,525	237,983	6/15/26	—	(458)
					—	(3,430)
Equity Contracts:
3	CME E-mini Russell 2000 Index Futures	376,830	384,207	6/18/26	—	(7,377)
4	CME E-mini S&P 500 Index Futures	1,314,150	1,345,564	6/18/26	—	(31,414)
1	CME E-mini S&P MidCap 400 Index Futures	339,650	337,352	6/18/26	2,298	—
5	Eurex EURO STOXX 50 Futures	317,570	328,933	6/19/26	—	(11,363)
1	FTSE 100 Index Futures	134,994	136,064	6/19/26	—	(1,070)
2	ICE U.S. MSCI Emerging Markets Index Futures	145,460	150,385	6/19/26	—	(4,925)
1	OSE Nikkei 225 Index Futures	322,359	328,602	6/11/26	—	(6,243)
					2,298	(62,392)
Total Futures Contracts					$2,298	$(65,822)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.47%@
Equity Fund-38.94%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$37,048,674	$126,782	$2,976,605	$613,224	$(958,159)	$33,853,916	1,500,484	$—	$—
International Equity Funds-57.53%@
✧✧LVIP Dimensional International Core Equity Fund	9,467,822	31,695	1,453,244	420,572	(66,282)	8,400,563	514,772	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	9,378,890	31,695	1,251,359	300,174	(140,072)	8,319,328	786,772	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	36,327,433	3,383,131	1,650,031	(187,546)	(4,568,754)	33,304,233	1,984,166	—	—
Total	$92,222,819	$3,573,303	$7,331,239	$1,146,424	$(5,733,267)	$83,878,040		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3